Note G - Pension and Other Postretirement Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member] | Minimum [Member]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 2,000,000
Pension Plan [Member] | Maximum [Member]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	6,000,000
Pension Plan [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,600,000	$ 1,600,000	$ 1,300,000
Postretirement Health Coverage [Member] | Retirees Age65 And Over [Member]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	0.00%
Postretirement Health Coverage [Member] | Retirees Under Age65 [Member]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%
One Percentage Point Change in Assumed Rate of Return [Member]
Defined Benefit Plan Effect On Pension Expense	$ 677,000
One Percentage Point Increase in Discount Rate [Member]
Defined Benefit Plan Effect On Pension Expense	1,600,000
One Percentage Point Decrease in Discount Rate [Member]
Defined Benefit Plan Effect On Pension Expense	$ 1,900,000
Equity Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	14.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	34.00%
Fixed Income Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	60.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	80.00%
Alternative Investments [Member]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	12.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	10.00%
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ 3,800,000		$ 4,200,000
Unrecognized Actuarial Gain (Loss) in Excess of Benefit Obligation, Percentage	10.00%
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 274,000
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	2,100,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	232,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ 1,800,000